6. EQUITY TRANSACTIONS (Details - Stockbased Compensation) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Vesting of restricted stock grant					$ 64,444	$ 386,667
Incremental fair value of option modifications					1,914	23,028
Vesting of stock options					541,588	355,578
Total Stock-Based Compensation	$ 89,793	$ 74,813	$ 260,680	$ 190,601	$ 607,946	$ 765,273